CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) - Change in Each Component of AOCI (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		$ 200,200	$ 193,946
End of year balance, net of tax	$ 202,672	202,672	200,200	$ 193,946
Discontinued Operations, Held-for-sale | Australia Consumer Banking Business
Change in accumulated other comprehensive income (loss)
Loss on sale of business, foreign currency translation adjustments, after-tax	475	475
Loss on sale of business, foreign currency translation adjustments, pretax	625	625
Net unrealized gains (losses) on investment securities
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		3,320	(265)	(2,250)
Other comprehensive income before reclassifications		(3,556)	4,837	3,065
Increase (decrease) due to amounts reclassified from AOCI		(378)	(1,252)	(1,080)
Change, net of taxes		(3,934)	3,585	1,985
End of year balance, net of tax	(614)	(614)	3,320	(265)
Debt valuation adjustment (DVA)
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		(1,419)	(944)	192
Other comprehensive income before reclassifications		121	(490)	(1,151)
Increase (decrease) due to amounts reclassified from AOCI		111	15	15
Change, net of taxes		232	(475)	(1,136)
End of year balance, net of tax	(1,187)	(1,187)	(1,419)	(944)
Cash flow hedges
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		1,593	123	(728)
Other comprehensive income before reclassifications		(679)	2,027	549
Increase (decrease) due to amounts reclassified from AOCI		(813)	(557)	302
Change, net of taxes		(1,492)	1,470	851
End of year balance, net of tax	101	101	1,593	123
Benefit plans
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		(6,864)	(6,809)	(6,257)
Other comprehensive income before reclassifications		797	(287)	(758)
Increase (decrease) due to amounts reclassified from AOCI		215	232	206
Change, net of taxes		1,012	(55)	(552)
End of year balance, net of tax	(5,852)	(5,852)	(6,864)	(6,809)
Foreign currency translation adjustment (CTA), net of hedges
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		(28,641)	(28,391)	(28,070)
Other comprehensive income before reclassifications		(2,537)	(250)	(321)
Increase (decrease) due to amounts reclassified from AOCI		12	0	0
Change, net of taxes		(2,525)	(250)	(321)
End of year balance, net of tax	(31,166)	(31,166)	(28,641)	(28,391)
Excluded component of fair value hedges
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		(47)	(32)	(57)
Other comprehensive income before reclassifications		(11)	(15)	25
Increase (decrease) due to amounts reclassified from AOCI		11	0	0
Change, net of taxes		0	(15)	25
End of year balance, net of tax	(47)	(47)	(47)	(32)
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		(32,058)	(36,318)	(37,170)
Other comprehensive income before reclassifications		(5,865)	5,822	1,409
Increase (decrease) due to amounts reclassified from AOCI		(842)	(1,562)	(557)
Change, net of taxes		(6,707)	4,260	852
End of year balance, net of tax	$ (38,765)	$ (38,765)	$ (32,058)	$ (36,318)